Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Deferred tax assets increase decrease in the valuation allowance					$ 1,200,000
Net operating loss carryforwards					$ 3,200,000
Net operating loss carryforwards year of expiration					2042
Unrecognized tax penalties income tax penalties and interest expenses					$ 0
Income Tax Expense (Benefit)	$ 0	$ 0	$ 0	$ 0
State and Local Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Research and development tax credit carry forwards					15,000
Domestic Tax Authority [Member] | Research Tax Credit Carryforward [Member]
Research and development tax credit carry forwards					$ 48,000